OTHER LIABILITIES - Other Plans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) plan	Dec. 31, 2023 USD ($)
Details of other plans
Number of defined contribution plans | plan	2
Percentage of Agnico Eagle's contribution for employees to a defined contribution plan (as a percent)	5.00%
Basic Plan
Details of other plans
Agnico Eagle's contribution amount to a defined contribution plan	$ 20.0	$ 20.0
Supplemental Plan
Details of other plans
Net contribution plan liability in relation to plan	$ 11.8	$ 10.7